Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7 - Commitments and Contingencies

Litigation

On December 4, 2020, TechMagic USA LLC filed suit against our wholly-owned subsidiary, Solo, in Massachusetts Superior Court, Department Business Litigation, seeking recovery of up to approximately $1.07 million for unpaid invoices pursuant to a Master Services Agreement dated February 5, 2018 by and between TechMagic and Solo. The invoices set forth services that TechMagic USA LLC purports to have provided to Solo regarding development of mobile software applications for MJF and Solo between March and November 2020 totaling approximately $787,000. The suit seeks continued fees under the Master Services Agreement through the end of January 2021. Akerna provided a notice of termination of the Master Services Agreement on November 23, 2020 and the parties dispute the effective date of the termination. Solo disputes the validity of the invoices, in whole or in part, and intends to defend the suit vigorously. Mr. Ashesh Shah, formerly the president of Solo and currently the holder of less than 5% of our issued and outstanding shares of common stock is, to our knowledge, the founder and one of the principal managers of TechMagic USA LLC. As of December 31, 2021 and March 31, 2022, we recognized a loss contingency of $0.5 million.

On April 2, 2021, TreCom Systems Group, Inc. (“TreCom”) filed suit against Akerna and our wholly-owned subsidiary, MJ Freeway, LLC, in federal District Court for the Eastern District of Pennsylvania, seeking recovery of up to approximately $2 million for services allegedly provided pursuant to a Subcontractor Agreement between MJ Freeway and TreCom. MJ Freeway provided a notice of termination of the operative Subcontractor Agreement on August 4, 2020. MJ Freeway disputes the validity of TreCom’s invoices and the enforceability of the alleged agreement that TreCom submitted to the court. Akerna filed counterclaims against TreCom for breach of contract, a declaratory judgment, commercial disparagement, and defamation. TreCom failed to return Akerna’s intellectual property and issued numerous disparaging statements to one of Akerna’s clients. TreCom subsequently filed a motion to dismiss these counterclaims, which was denied by the court. Akerna intends to vigorously defend against TreCom’s claims, and pursue its own claims. As of December 31, 2021 and March 31, 2022, we recognized a loss contingency of $0.2 million.

On May 21, 2021, our wholly-owned subsidiary, Solo, filed suit against two of Solo’s former directors, Ashesh Shah and Palle Pedersen.  Solo seeks recovery for Mr. Shah’s intentional interference with contractual relations, and the defendants’ breaches of various fiduciary duties owed to Solo.  Defendant Shah engaged in improper communications with Solo’s customers with the intent that those customers cease their contractual relations with Solo.  The defendants also entered into an improper contract with a contractual counter party that the defendants had a conflict of interest with. The defendants have filed a motion to dismiss, which the court found unpersuasive and denied. Defendants have not asserted any counterclaims, and we therefore have not recognized a loss contingency.

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. We will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. As of March 31, 2022, and through the date these consolidated financial statements were issued, there were no other legal proceedings requiring recognition or disclosure in the consolidated financial statements.

Operating Leases

During the three months ended March 31, 2022, we began negotiations to terminate the 365 Cannabis office lease in Las Vegas, Nevada. We booked a liability and lease termination expense of $564,234 which is management’s best estimate of the costs to exit our existing lease. The lease termination expense is included within the General and Administrative expense line item on the condensed consolidated statement of operations.

Note 14 - Commitments and Contingencies

Operating Leases

As of December 31, 2021, we had one facility under a non-cancelable operating leases in Las Vegas. Rent expense for the year ended December 31, 2021, six months ended December 31, 2020 and the year ended June 30, 2020 was $157,593, $552,861, and $299,629 respectively.

Future minimum lease payments under these leases are as follows:

2022	$252,525
2023	260,100
2024	110,480
Total	$623,105

During the third quarter of 2021, we reached an agreement to terminate our office lease in Toronto, Canada for a termination fee of approximately $980,000, which is included within the General and Administrative expense line item on the condensed consolidated statement of operations and was paid in full during the year ended December 31, 2021. In connection with the lease termination, we also wrote off certain assets, primarily leasehold improvements, and the resulting loss of $1,045,209 was also recorded in the General and Administrative expense line item on the condensed consolidated statement of operations.

During the four quarter of 2020, we reached an agreement to terminate our office lease in Denver, CO. The lease termination agreement included the forfeiture of our $41,250 security deposit and a termination fee of $402,480. The lease termination fee was settled in the first quarter of 2021 by issuing 113,375 shares of common stock, calculated using a VWAP of $3.55/share.

Letter-of-Credit

As of December 31, 2021 and December 31, 2020, we had a standby letter-of-credit with a bank in the amount of $500,000. The standby letter of credit is collateralized by $500,000 of cash, which is classified as restricted cash on our consolidated balance sheets. The beneficiary of the letter-of-credit is an insurance company.

Litigation

On December 4, 2020, TechMagic USA LLC filed suit against our wholly-owned subsidiary, Solo, in Massachusetts Superior Court, Department Business Litigation, seeking recovery of up to approximately $1.07 million for unpaid invoices pursuant to a Master Services Agreement dated February 5, 2018 by and between TechMagic and Solo. The invoices set forth services that TechMagic USA LLC purports to have provided to Solo regarding development of mobile software applications for MJF and Solo between March and November 2020 totaling approximately $787,000. The suit seeks continued fees under the Master Services Agreement through the end of January 2021. Akerna provided a notice of termination of the Master Services Agreement on November 23, 2020 and the parties dispute the effective date of the termination. Solo disputes the validity of the invoices, in whole or in part, and intends to defend the suit vigorously. Mr. Ashesh Shah, formerly the president of Solo and currently the holder of less than 5% of our issued and outstanding shares of common stock is, to our knowledge, the founder and one of the principal managers of TechMagic USA LLC. As of December 31, 2021 and December 31, 2020, we recognized a loss contingency of $0.5 million and $0.6 million, respectively.

On April 2, 2021, TreCom Systems Group, Inc. (“TreCom”) filed suit against Akerna and our wholly-owned subsidiary, MJ Freeway, LLC, in federal District Court for the Eastern District of Pennsylvania, seeking recovery of up to approximately $2 million for services allegedly provided pursuant to a Subcontractor Agreement between MJ Freeway and TreCom. MJ Freeway provided a notice of termination of the operative Subcontractor Agreement on August 4, 2020. MJ Freeway disputes the validity of TreCom’s invoices and the enforceability of the alleged agreement that TreCom submitted to the court. Akerna filed counterclaims against TreCom for breach of contract, a declaratory judgment, commercial disparagement, and defamation. TreCom failed to return Akerna’s intellectual property and issued numerous disparaging statements to one of Akerna’s clients. TreCom subsequently filed a motion to dismiss these counterclaims, which was denied by the court. Akerna intends to vigorously defend against TreCom’s claims, and pursue its own claims. As of December 31, 2021 and December 31, 2020, we recognized a loss contingency of $0.2 million and $0, respectively.

On May 21, 2021, our wholly-owned subsidiary, Solo, filed suit against two of Solo’s former directors, Ashesh Shah and Palle Pedersen.  Solo seeks recovery for Mr. Shah’s intentional interference with contractual relations, and the defendants’ breaches of various fiduciary duties owed to Solo.  Defendant Shah engaged in improper communications with Solo’s customers with the intent that those customers cease their contractual relations with Solo.  The defendants also entered into an improper contract with a contractual counter party that the defendants had a conflict of interest with.  The defendants have not asserted any counterclaims, and we therefore have not recognized a loss contingency.

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. We will accrue a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. The accrual for a litigation loss contingency might include, for example, estimates of potential damages, outside legal fees and other directly related costs expected to be incurred. As of December 31, 2021, and through the date these consolidated financial statements were issued, there were no other legal proceedings requiring recognition or disclosure in the consolidated financial statements.

Employee Benefit Plan

We have a 401(k) Plan (the “Plan”) to provide retirement benefits for our employees. Employees may contribute up to a portion of their annual compensation to the Plan, limited to a maximum annual amount as updated annually by the IRS. We do not offer a match of employee contributions nor any discretionary contributions.